SUMMARY OF INCOME AND SHARE DATA USED IN THE BASIC AND DILUTED LOSS PER SHARE COMPUTATIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [abstract]
(Loss) attributable to equity holders of the company	$ (16,825,461)	$ (13,271,685)	$ (5,431,045)
Weighted average number of ordinary shares in issue	29,343,727	22,257,058	15,064,813
Basic loss per share	$ (0.57)	$ (0.61)	$ (0.36)	[1]
Dilutive loss per share	$ (0.57)	$ (0.61)	$ (0.36)	[1]

[1]	Refer to Note 2A and 18A